Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment
Property, Plant and Equipment

6.                                                        Property, Plant and Equipment

	As of December 31
	2012	2011
Cost
Construction in progress	1,645,894	22,341,627
Plant and buildings	35,057,219	23,902,926
Land use rights	11,891,188	11,639,714
Machinery and equipments	40,482,556	26,178,326
Motor vehicles	1,830,936	1,842,370
Equipment and furniture	2,480,167	2,083,117
Leasehold improvements	9,916,857	3,658,617
Total Cost	$103,304,817	$91,646,697

less: Accumulated depreciation
Construction in progress	—	—
Plant and buildings	4,603,308	3,373,144
Land use rights	979,406	679,504
Machinery and equipments	11,921,501	8,739,877
Motor vehicles	1,422,533	1,105,785
Equipment and furniture	1,252,944	901,314
Leasehold improvements	866,210	1,219,192
Total Accumulated depreciation	$21,045,902	$16,018,816

less: Impairment
Plant and buildings	827,459	—
Machinery and equipments	1,124,223	—
Leasehold improvements	223,850	—
Total impairment	$2,175,532	—

Property, Plant and Equipment net	$80,083,383	$75,627,881

The land use right and building of the Changping facilities of Sinovac Beijing with a net book value of $7.54 million (RMB 46.97 million) was pledged as collateral (note 8) for a bank loan from China Construction Bank.

The land use right and building of Sinovac Beijing with a net book value of $3.45 million (RMB 21.5 million) was pledged as collateral (note 8) for a bank loan from Bank of Beijing.

The land use right and building of Sinovac Dalian with a net book value of $14 million (RMB 87.38 million) was pledged as collateral (note 22) for a bank loan from Bank of China. The loan was partially drawn down in March 2013.

Depreciation expense in 2012, 2011, and 2010 was $4,259,547, $4,557,268 and $3,685,480, respectively.

As at December 31, 2012, accounts payable and accrued liabilities included $3,788,004 (December 31, 2011 - $9,124,751) for purchasing plant, property and equipment.

Loss on disposal of equipment in 2012, 2011 and 2010 were $14,972, $454,973 and $1,237,685, respectively.

In 2012, Sinovac Beijing decided to move the packaging line from Shangdi site to Changping site for business reasons. The equipment not being relocated to Changping site as well as the leasehold improvement for the packaging line production area at Shangdi site are impaired. The Company recorded an impairment charge of $651,125 (RMB 4,107,815) for the year ended December 31, 2012.

Tangshan Yian incurred $3.2 million (RMB 20.3 million) net loss (before impairment charge) in 2012 and production at Tangshan Yian has been suspended. The Company performed a recoverability test of Tangshan Yian’s property, plant and equipment by comparing the forecasted undiscounted cash flow to be generated from continuous use of the property, plant and equipment to their carrying value. As the discounted cash flow over the remaining useful life of the assets is negative, the Company measured the impairment amount by estimating the fair value of the property, plant and equipment.  The Company determined the fair value of Tangshan Yian’s land use right and plant and building using the market approach by obtaining quoted prices for similar assets in the principal resale market. The Company determined the fair value of Tangshan Yian’s machinery and equipment using the cost approach by estimating the amount that currently would be required to construct or purchase substitute machinery and equipment of comparable utility. The estimate considers the condition of the assets which include the physical deterioration and economic obsolescence. It was determined the fair value of Tangshan Yian’s property, plant and equipment was $2.9 million compared to the carrying value of $4.4 million (2011- $4.9 million) as at December 31, 2012. The impairment of $1.5 million (2011- $nil) is allocated on a pro-rata basis to the land use right, plant and building, and machinery and equipment based on their relative carrying value. As the fair value of the land use right exceeds its carrying value, the impairment amount of $1,520,478 (2011- $nil) is allocated to plant and building and machinery and equipment.